Document And Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Delta Technology Holdings Ltd
Entity Central Index Key	0001543268
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	DELT
Entity Common Stock, Shares Outstanding	12,660,314
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false